Fair Value Information - Schedule of Reconciliations for Financial Assets (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassified to investment accounted for using equity method	$ 0	$ 0	$ 64
Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	4,238	4,066	5,116
Acquisition	438	364	106
Disposal		0	(5)
Reclassified to investment accounted for using equity method			(64)
Recognized in profit or loss under “Other gains and losses”	(95)	(215)	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	649	52	(1,294)
Proceeds from capital reduction of the investees	(25)	(29)	(44)
Ending Balance	5,205	4,238	4,066
Level 3 [Member] | Measured at Fair Value Through Profit or Loss [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	1,020	909	677
Acquisition	133	348	25
Disposal		0	0
Reclassified to investment accounted for using equity method			0
Recognized in profit or loss under “Other gains and losses”	(95)	(215)	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	0	0	0
Proceeds from capital reduction of the investees	(22)	(22)	(44)
Ending Balance	1,036	1,020	909
Unrealized gain or loss	(95)	(209)	232
Level 3 [Member] | Measured at FVOCI [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Beginning Balance	3,218	3,157	4,439
Acquisition	305	16	81
Disposal		0	(5)
Reclassified to investment accounted for using equity method			(64)
Recognized in profit or loss under “Other gains and losses”	0	0	0
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	649	52	(1,294)
Proceeds from capital reduction of the investees	(3)	(7)	0
Ending Balance	$ 4,169	$ 3,218	$ 3,157